REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

The following table presents one-year projections for Colombia made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.62%	2.26%	2.69%	3.08%
Interest rate	3.00%	1.75%	2.25%	2.75%
GDP Growth	10.60%	3.89%	4.86%	5.85%
Unemployment rate	11.00%	16.31%	14.43%	12.90%

The following table presents one-year projections for Guatemala made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	3.07%	5.31%	3.28%	2.52%
Nominal interest rate variation	(0.41%)	0.04%	(0.27%)	(0.50%)
GDP Growth	7.50%	1.67%	4.20%	5.84%
Devaluation	(0.96%)	1.16%	(0.25%)	(1.79%)

The following table presents one-year projections for Honduras made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.32%	3.34%	3.57%	2.54%
Nominal interest rate variation	(1.60%)	0.20%	(0.21%)	(0.50%)
GDP Growth	12.50%	2.03%	3.94%	4.71%
Devaluation	1.49%	1.91%	0.92%	(0.55%)

The following table presents one-year projections for El Salvador made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	6.11%	1.22%	0.23%	(0.23%)
Nominal interest rate variation	(0.14%)	1.10%	0.40%	(0.08%)
GDP Growth	10.30%	1.96%	3.60%	4.69%

The following table presents one-year projections for Nicaragua made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	7.21%	3.67%	2.78%	2.49%
Nominal interest rate variation	(0.86%)	1.05%	0.11%	(1.38%)
GDP Growth	10.30%	(2.28%)	0.14%	2.12%

The following table presents one-year projections for Costa Rica made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	3.30%	2.22%	0.98%	0.75%
Nominal interest rate variation	(1.01%)	2.28%	1.82%	(0.01%)
GDP Growth	7.60%	0.93%	2.98%	4.27%
Devaluation	4.53%	5.22%	3.67%	2.19%

The following table presents one-year projections for Panamá made in December 2020, compared to the official data for December 2021:

	2021	2020
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	2.62%	1.89%	0.23%	(0.29%)
Nominal interest rate variation	(0.09%)	0.21%	0.02%	(0.13%)
GDP Growth	15.30%	2.37%	4.04%	6.34%

Loss allowance balances

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	5,854,745	Ps.	5,280,406	Ps.	574,339
Consumer		4,581,004		4,938,971		(357,967)
Mortgage		732,407		560,904		171,503
Microcredit		105,070		124,039		(18,969)
Interbank and overnight funds		2,386		851		1,535
Total	Ps.	11,275,612	Ps.	10,905,171	Ps.	370,441

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	382,802	Ps.	343,057	Ps.	39,745

Loss allowance expense

Impairment losses per portfolio as of December 31, 2021, and 2020:

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	1,468,180	Ps.	2,213,075	Ps.	(744,895)
Consumer		2,813,446		3,657,823		(844,377)
Mortgage		170,176		290,140		(119,964)
Microcredit		17,525		76,042		(58,517)
Interbank and overnight funds		1,535		(135)		1,670
Total	Ps.	4,470,862	Ps.	6,236,945	Ps.	(1,766,083)

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	80,298	Ps.	76,357	Ps.	3,941

Impairment losses per portfolio as of December 31, 2020, and 2019:

		As of December 31, 2020		As of December 31, 2019		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	2,213,075	Ps.	1,341,570	Ps.	871,505
Consumer		3,657,823		2,659,750		998,073
Mortgage		290,140		126,197		163,943
Microcredit		76,042		44,940		31,102
Interbank and overnight funds		(135)		284		(419)
Total	Ps.	6,236,945	Ps.	4,172,741	Ps.	2,064,204

		As of December 31, 2020		As of December 31, 2019		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	76,357	Ps.	64,640	Ps.	11,717

Loan portfolio and other receivables as of December 31, 2021, and 2020:

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Commercial	Ps.	122,027,804	Ps.	110,986,938	Ps.	11,040,866
Consumer		76,889,145		65,835,457		11,053,688
Mortgage		29,120,316		24,558,771		4,561,545
Microcredit		317,739		372,321		(54,582)
Interbank and overnight funds		3,218,433		4,693,678		(1,475,245)
Total	Ps.	231,573,437	Ps.	206,447,165	Ps.	25,126,272

		As of December 31, 2021		As of December 31, 2020		Change year-on-year Variation Increase (decrease)
Other receivables	Ps.	19,410,007	Ps.	15,339,394	Ps.	4,070,613

Summary of volume of reliefs granted per portfolio and their effects on the Group's results

Year ended on December 31, 2021

		Commercial		Consumer		Mortgage		Microcredit		Total
Amortized cost before modification	Ps.	29,961,397	Ps.	16,834,900	Ps.	13,763,005	Ps.	8,670	Ps.	60,567,972
Net modification loss		(18,895)		(8,819)		(6,213)		(12)		(33,939)

Year ended on December 31, 2020

		Commercial		Consumer		Mortgage		Microcredit		Total
Amortized cost before modification	Ps.	43,637,334	Ps.	24,776,794	Ps.	14,411,716	Ps.	357,892	Ps.	83,183,736
Net modification loss		(13,230)		(82,971)		(36,873)		(2,034)		(135,108)

Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries (2)
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Megalínea S.A.	Technical and administrative services	Bogotá, Colombia	94.90%	65.23%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
BAC Holding International Corp. (BAC Holding) (1) (Before Leasing Bogotá S.A. Panamá (LB Panamá))	Holding company of BAC Credomatic Inc.	Panamá, Republic of Panamá	100%	68.74%

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Multi Financial Holding (1)	Holding company of Multi Financial Group Inc. (MFG)	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of BAC Holding International Corp).	Panamá, Republic of Panamá	100%	68.74%
Multi Financial Group Inc. (MFG) (3)	It provides financial services mainly for corporate, investment, mortgage and consumer banking, as well as insurance, securities brokerage, factoring, leasing and real estate services.	Panamá, Republic of Panamá	99.57%	68.44%

Relevant events

7.	During September 2021, as part of the strategic reorganization that Banco de Bogotá and its subsidiaries have been carrying out, under the leadership of Grupo Aval, its subsidiary Leasing Bogotá S.A. Panamá (LB Panamá) changed its name to BAC Holding International Corp. (BAC Holding), and its 99.57% stake in Multi Financial Group, Inc. (MFG) was spun-off by transferring the control of MFG to Banco de Bogotá, through a new holding company established in Panama named Multi Financial Holding (MFH), whose only shareholder is Banco de Bogotá with a 100% stake. MFH received a 99.57% interest in MFG, becoming its direct parent. This transaction had no effect on the consolidated financial statements.

8.	On July 28, 2021 Grupo Aval, subscribed a shareholders’ agreement between Grupo Aval, Banco de Bogotá, Banco de Occidente, Fiduciaria Bogotá and Fiduciaria de Occidente, as a result of which, Grupo Aval has acquired the direct control of the Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. (Porvenir). The execution of the agreement does not modify Grupo Aval’s ownership percentage or derives in any financial impact.

9.	On May 22, 2020, Banco de Bogotá S.A., through its subsidiary BAC Holding International Corp. (BAC Holding), acquired 96.6% of the common shares of the Panamanian company Multi Financial Group Inc. (MFG), parent of the bank Multibank (Panama), for an amount of US$432 million. The acquisition was funded with BAC Holding International Corp's own resources. (See note 35).

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.84%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	20.34%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	39.98%

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	39.98%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	100%	39.98%

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Aportes en Línea S.A.	Technical and administrative services.	Bogotá, Colombia	100%	75.08%